Significant Accounting Policies - 10K (Tables)	5 Months Ended
Oct. 15, 2023
Accounting Policies [Abstract]
Schedule of Effect of Error Corrections
The following table presents the effect of the error corrections on the Consolidated Balance Sheets for the periods indicated:

	As of April 24, 2022
	As Reported	Adjustment	As Corrected
Property and equipment, net	$50,627	$(247)	$50,380
Operating lease right-of-use assets	52,958	318	53,276
Total Assets	114,401	71	114,472
Accounts Payable	17,348	(416)	16,932
Accrued Occupancy Costs	15,723	(479)	15,244
Other Accrued Liabilities	7,358	161	7,519
Current portion of operating lease liabilities	9,177	(279)	8,898
Total Current Liabilities	68,140	(1,013)	67,127
Operating lease liabilities	82,413	3,139	85,552
Total liabilities	169,684	2,126	171,810
Common stock (par value: $.01)	57	5	62
Additional paid-in capital	1,350	300	1,650
Accumulated Deficit	(108,908)	(2,360)	(111,268)
Total stockholders' deficit	(107,501)	(2,055)	(109,556)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	114,401	71	114,472
The following tables presents the effect of the error corrections on the Consolidated Statements of Operations for the periods indicated:

	Fiscal Year Ended April 24, 2022
	As Reported	Adjustment	As Corrected
Store labor and benefits	$23,984	$161	$24,145
Store occupancy costs (excluding depreciation)	12,958	(366)	12,592
Other store operating expenses, excluding depreciatoin	15,162	(631)	14,531
General and administrative expenses	11,639	677	12,316
Depreciaton Expense	8,846	(28)	8,818
Operating loss	(11,518)	187	(11,331)
Loss Before Income Taxes	(10,066)	187	(9,879)
Net Loss	(10,104)	187	(9,917)
Basic and diluted loss per share	$(1.65)	$0.03	$(1.62)

	Fiscal Year Ended April 25, 2021
	As Reported	Adjustment	As Corrected
Store occupancy costs (excluding depreciation)	$14,524	$396	$14,920
Other store operating expenses, excluding depreciatoin	7,317	(280)	7,037
General and administrative expenses	5,978	342	6,320
Operating loss	(29,080)	(458)	(29,538)
Loss Before Income Taxes	(29,527)	(458)	(29,985)
Net Loss	(29,540)	(458)	(29,998)
Basic and diluted loss per share	$(4.86)	$(0.08)	$(4.93)
The following table presents the effect of the error corrections on the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit for the periods indicated:

	As Reported	Adjustment	As Corrected
Common stock (par value: $.01) - April 26, 2020	$56	$5	$61
Additional paid-in capital - April 26, 2020	819	51	870
Accumulated Deficit Balance - April 26, 2020	(69,264)	(2,089)	(71,353)
Total Stockholders' Deficit Balance - April 26, 2020	(68,389)	(2,033)	(70,422)
Net Loss - Fiscal Year Ended April 25, 2021	(29,540)	(458)	(29,998)
Stock Based Compensation	303	62	365
Additional paid-in capital - April 25, 2021	1,202	113	1,315
Accumulated Deficit Balance - April 25, 2021	(98,804)	(2,547)	(101,351)
Total Stockholders' Deficit Balance - April 25, 2021	(97,546)	(2,429)	(99,975)
Net Loss - Fiscal Year Ended April 24, 2022	(10,104)	187	(9,917)
Stock Based Compensation	93	187	280
Additional paid-in capital - April 24, 2022	1,350	300	1,650
Accumulated Deficit Balance - April 24, 2022	(108,908)	(2,361)	(111,269)
Total Stockholders' Deficit Balance - April 24, 2022	(107,501)	(2,055)	(109,556)
The following table presents the effect of the error corrections on the Consolidated Statements of Cash Flows for the periods indicated:

	Fiscal Year Ended April 24, 2022
	As Reported	Adjustment	As Corrected
Net Loss	$(10,104)	$187	$(9,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation Expense	8,846	(28)	8,818
Non Cash Lease Expense	4,114	41	4,155
Stock based compensation	93	187	280
(Decrease) increase in operating liabilities
Accounts Payable	1,961	(141)	1,820
Accrued Occupancy Costs	(4,703)	(660)	(5,363)
Other Accrued Liabilities	115	161	276
Operating Lease Liabilities	(8,705)	254	(8,451)
Supplemental disclosures of cash flow information:
Increase for capital expenditures in accounts payable	1,328	(274)	1,054
Net cash used in operating activities	(5,586)	—	(5,586)

Schedule of Property and Equipment
Property and equipment, net is summarized as follows:

	October 15, 2023	April 30, 2023
Leasehold improvements	70,421	61,534
Furniture, fixtures, and equipment	38,428	33,361
Building and building improvements	7,000	7,000
Construction in progress	20,847	24,568
Total cost	136,696	126,463
Less: accumulated depreciation	(66,962)	(63,621)
Property and equipment, net	69,734	62,842
Depreciation is computed on the straight-line method, based on assets’ useful lives or the shorter of the estimated useful lives or the terms of the underlying leases of the related leasehold improvements. Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3-10
Leasehold improvements	10-20
Building and building improvements	15-30
Property and equipment, net is summarized as follows:

	April 30, 2023	April 24, 2022
Leasehold improvements	$63,606	$65,048
Furniture, fixtures, and equipment	34,069	34,381
Building and building improvements	7,000	7,000
Construction in progress	24,569	2,261
Total cost	129,244	108,690
Less: accumulated depreciation	(66,402)	(58,310)
Property and equipment, net	$62,842	$50,380

Components of Revenue	The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Redemptions, net of discounts	$369	$293	$883	$666
Breakage	$103	$70	$245	$462
Gift card revenue, net	$472	$363	$1,128	$1,128
The components of gift card revenue are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Redemptions, net of discounts	$1,415	$960	$444
Breakage	755	286	95
Gift card revenue, net	$2,170	$1,246	$539

Schedule of Advertising Costs Incurred	Advertising costs incurred were as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
General and administrative expenses	3,044	3,436	1,724
Pre-opening expenses	604	—	—
	$3,648	$3,436	$1,724